Deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OCI
Beginning balance	₩ (77,934)	₩ 474,251
Changes	(505,955)	(552,185)
Ending balance	(583,889)	(77,934)
Tax effect
Beginning balance	(24,649)	(169,480)
Changes	75,553	143,448
Changes in separate account	3,251	1,383
Ending balance	54,155	(24,649)
Valuation gain (loss) on available-for-sale financial assets
OCI
Beginning balance	524,335	1,090,456
Changes	(432,461)	(566,121)
Ending balance	91,874	524,335
Tax effect
Beginning balance	(130,153)	(263,744)
Changes	110,405	133,591
Changes in separate account	0	0
Ending balance	(19,748)	(130,153)
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	(141,815)	(140,265)
Changes	(178,244)	(1,550)
Ending balance	(320,059)	(141,815)
Tax effect
Beginning balance	(9,910)	(23,472)
Changes	(15,230)	13,562
Changes in separate account	0	0
Ending balance	(25,140)	(9,910)
Gain (loss) on cash flow hedge
OCI
Beginning balance	(17,763)	(16,098)
Changes	21,128	(1,665)
Ending balance	3,365	(17,763)
Tax effect
Beginning balance	4,299	3,896
Changes	(5,224)	403
Changes in separate account	0	0
Ending balance	(925)	4,299
Equity in other comprehensive income of associates
OCI
Beginning balance	22,559	20,746
Changes	(25,300)	1,813
Ending balance	(2,741)	22,559
Tax effect
Beginning balance	(1,301)	(2,177)
Changes	3,748	876
Changes in separate account	0	0
Ending balance	2,447	(1,301)
The accumulated other comprehensive income in separate account
OCI
Beginning balance	5,891	11,603
Changes	(12,529)	(5,712)
Ending balance	(6,638)	5,891
Tax effect
Beginning balance	(1,425)	(2,808)
Changes	0	0
Changes in separate account	3,251	1,383
Ending balance	1,826	(1,425)
Remeasurements of the defined benefit liability
OCI
Beginning balance	(471,141)	(492,191)
Changes	121,451	21,050
Ending balance	(349,690)	(471,141)
Tax effect
Beginning balance	113,841	118,825
Changes	(18,146)	(4,984)
Changes in separate account	0	0
Ending balance	₩ 95,695	₩ 113,841